                                  Morgan Keegan
                                  Select Fund, Inc.


CAPITAL GROWTH FUND

FINANCIAL FUND

INTERMEDIATE BOND FUND

HIGH INCOME FUND

                                 ANNUAL REPORT

                                  JUNE 30, 2001

                               Table of Contents

 What is the Morgan Keegan Select Fund Family?
 Letter to Shareholders                         Pages 1-2
 Capital Growth Fund
 Portfolio Commentary/Schedule of Investments   Pages 3-7
 Financial Fund
 Portfolio Commentary/Schedule of Investments   Pages 8-12
 Intermediate Bond Fund
 Portfolio Commentary/Schedule of Investments   Pages 13-20
 High Income Fund
 Portfolio Commentary/Schedule of Investments   Pages 21-29
 Index Descriptions                             Page 30
 Statements of Assets and Liabilities           Pages 32-33
 Statements of Operations                       Pages 34-35
 Statements of Changes in Net Assets            Pages 36-37
 Notes to Financial Statements                  Pages 38-42
 Financial Highlights                           Pages 44-46
 Board of Directors and Officers                Page 48

                           Morgan Keegan Select Fund
                 What is the Morgan Keegan Select Fund Family?

Morgan Keegan Select is a growing, diversified family of funds that will ulti-mately include many different asset classes. Currently, the Morgan Keegan Select Fund Family consists of four funds.

  - Capital Growth Fund
  - Financial Fund
  - Intermediate Bond Fund
  - High Income Fund

The Capital Growth Fund seeks to provide capital appreciation through equity investments in large, mid- and small cap domestic companies with promising growth potential. The Fund gives consideration to a company's available market opportunity, innovation in product offerings and earnings stability. The Fund targets companies with attractive return on equity ratios, earnings growth rates and price-to-earnings ratios, relative to their historical averages and to the ratios and performances of their industry peers.

The Financial Fund seeks to provide long-term capital appreciation through eq-uity investments in companies within the financial services industry. The Fund targets large, regional and community banks as well as other financial services companies. Investments are chosen with consideration given to a company's mar-ket growth, growth and innovation in product offerings and market demographics. Additionally, fundamental measures such as return on assets, return on equity and credit quality are given weight in security selection. Please be advised any fund concentrating most of its investments in a single industry will be more susceptible to factors adversely affecting issues within that industry than would a more diversified fund.

The Intermediate Bond Fund seeks to provide a high level of income by investing in intermediate maturity, investment-grade bonds. Capital growth is a secondary objective. The Fund targets investment-grade debt securities with effective ma-turities between one and ten years. The Fund employs a value strategy in its security selection.

The High Income Fund seeks to provide a high level of current income by invest-ing in below investment-grade securities, including debt and equity securities. Capital growth is a secondary objective. The Fund employs a value strategy in its security selection.

                           Morgan Keegan Select Fund
                            Letter to Shareholders

Dear Fellow Shareholders:

The past twelve months has been a difficult period for the U.S. equity markets as the economic slowdown and the fall of the Technology sector took its toll on the marketplace. Almost every equity index posted double digit negative re-turns for the past six and twelve months. Throughout this period of market turmoil, each Fund in the Morgan Keegan Select Fund family performed rela-tively well against its peers, with the bond funds managing double digit posi-tive returns for the year.

The end of June 2001 marked both an extremely successful six-month period and fiscal year for the Morgan Keegan Select Funds. The Select Fund family began operations March 22, 1999 offering two portfolio options: the Intermediate Bond Fund and the High Income Fund. Today, the family has expanded to include the Capital Growth Fund, formerly known as the Southern Capital Fund, and the Financial Fund. We believe that these Funds offer complementary investment al-ternatives through exposure to both equity and fixed income investments.

The Select Funds experienced tremendous growth over the past six months, in-creasing their combined assets over 45% to a total in excess of $170 million. The Intermediate Bond Fund and the High Income Fund more than doubled their assets and were recognized for their outstanding performance by such noted publications as Kiplinger's and Bloomberg News. We believe all of the Select Funds will maintain a consistent rate of asset growth as they continue to per-form well in comparison to their peers and respective indices. The summary be-low illustrates the Funds' relative performance.

Performance Statistics as of June 30, 2001*    Six Months One Year
Capital Growth                                   (9.68%)  (13.81%)
 S&P 500 Index+                                  (6.70%)  (14.83%)
Financial**                                       5.89%       N/A
 KBW Bank Index+                                  2.07%       N/A
Intermediate Bond                                 5.07%    13.16%
 Lehman Brothers Intermediate Aggregate Index+    3.95%    11.20%
High Income                                       9.96%    19.88%
 Lehman Brothers BB High Yield Index+             8.27%    11.68%

*The above performance statistics are Net Asset Value returns of class "A"
   shares.
**The performance of the Morgan Keegan Select Financial Fund and the KBW Bank
   Index are from inception date of 8/30/00.
+Refer to Index Descriptions on page 30.
Past performance is not indicative of future results.

Although still in the early stages of our development, we have accomplished many of our goals by providing quality products in both the broader and spe-cialty investment markets. We are excited about these opportunities and are dedicated to providing new and timely investment options for our clients.

                           Morgan Keegan Select Fund
                            Letter to Shareholders


The Select Fund Family was designed to address specific financial needs, while adding greater flexibility to the investment programs available to Morgan Keegan clients. We are extremely excited about the Select Funds and look for-ward to their continued growth. Thank you for investing with us and making this endeavor such a success.

                                              /s/ Allen Morgan, Jr.

                                                Allen Morgan, Jr.
                                             President and Director

                    Morgan Keegan Select Capital Growth Fund
                              Portfolio Commentary
                                 June 30, 2001


The Morgan Keegan Select Capital Growth Fund returned -9.68% for the past six months and -13.81% for the Fund's fiscal year ending June 30, 2001. Although the Fund trailed the S&P 500's return of -6.70% for the past six months, it outperformed the Index's return of -14.83% for the year. The Fund fared much better than the tech-heavy NASDAQ and the average multi-cap growth fund which returned -16.25% and -31.79% over the same time periods. While we are never pleased with negative returns, the Fund performed relatively well in extremely challenging market conditions.

Despite the market environment, several sectors and stocks performed well for the Fund. The Financial Services sector posted solid results due to declining interest rates and sound fundamentals. Top performers included Concord EFS, the Fund's largest position, and Bank of America. Other companies such as Renal Care Group in the Health Care sector and AutoZone in the Retail sector per-formed admirably as well. These companies were rewarded for exhibiting consis-tent earnings growth despite the difficult economic conditions.

Conversely, the Fund sold one of its long-term positions, WorldCom, because of overcapacity and increased competition in the Telecommunications sector. The broad sell-off in the Technology sector also affected the Fund's performance. The semiconductor industry suffered the most with Cree, Inc. and Texas Instru-ments being the hardest hit. Furthermore, the Fund's performance was hindered by the weak Energy sector. Despite the negative impact caused by these sectors, we believe they offer excellent long-term opportunities and plan to upgrade and increase our high quality positions.

Our outlook on the equity market is positive despite its recent downturn. The aggressive rate cuts by the Federal Reserve coupled with the recently passed tax plan should bolster the economy and stabilize the equity markets. We be-lieve the Fund's multi-cap approach and its focus on companies with consistent and predictable earnings growth should allow for sound performance in these un-certain times.

Note: In November 2000, following the approval of its shareholders, the Morgan Keegan Southern Capital Fund Inc. reorganized as the Morgan Keegan Select Capi-tal Growth Fund and shifted its focus from investing primarily in equities of companies headquartered in the Southern United States to investing in domestic equities. This change allows for a broader investment horizon and the potential for better returns.

PORTFOLIO MANAGER

                         ----------------------------------------------

                            E. Elkan Scheidt

  --------------------------------------------------------------------

                    Morgan Keegan Select Capital Growth Fund
                              Portfolio Commentary
                                 June 30, 2001


PORTFOLIO PERFORMANCE (non-load adjusted)

                                                ------------------------

                               Capital Growth Fund
                                     A-Shares                                        S&P 500+
      6 months                        (9.68%)                                          (6.70%)
      1 year                         (13.81%)                                         (14.83%)
      5 years                          7.31%                                           14.46%
      10 years                        10.77%                                           15.07%

  --------------------------------------------------------------------
  +  Refer to Index Descriptions on page 30.

PORTFOLIO STATISTICS

                          ---------------------------------------------

      Net Asset Value                $19.77*
      Net Assets                     $47.1 million
      Average Market Capitalization  $56.2 billion
      Median Market Capitalization   $ 4.2 billion
      Percent Invested                95.0%

  --------------------------------------------------------------------
     * "A" shares only.

LARGEST HOLDINGS

                        ------------------------------------------------

      Concord EFS, Inc. (CEFT)            7.2%
      The Shaw Group Inc. (SGR)           4.6%
      Health Management Associates, Inc.
       (HMA)                              4.0%
      Microsoft Corp. (MSFT)              4.0%
      Cree, Inc. (CREE)                   3.4%

  --------------------------------------------------------------------

SECTOR WEIGHTINGS

                        -----------------------------------------------

      Technology            17.8%
      Energy                12.3%
      Health Care           10.3%
      Retail                10.0%
      Data Processing        9.9%
      Financial Services     8.6%
      Telecommunications     7.2%
      Consumer Products      7.0%
      Construction           4.6%
      Industrial Equipment   2.7%
      Transportation         2.2%

  --------------------------------------------------------------------

                    Morgan Keegan Select Capital Growth Fund
                              Portfolio Commentary
                                 June 30, 2001

PORTFOLIO PERFORMANCE (maximum load adjusted)

                                                      ------------------

                Capital Growth Fund
                      A-Shares*
      6 months       (12.85%)
      1 year         (16.82%)
      5 years          6.55%
      10 years        10.38%

  --------------------------------------------------------------------

     * "A" shares carry a maximum sales load of 3.5%.

Past performance is not indicative of future results.



                          [Capital Growth Fund Chart]

              Growth of $10,000 Investment in Capital Growth Fund
                                    [CHART]

                                       Capital
                                        Growth    S&P 500

                           1991          9,650    10,000
                           1992         11,348    11,324
                           1993         12,860    12,861
                           1994         12,915    13,043
                           1995         14,698    16,433
                           1996         18,857    20,708
                           1997         23,821    27,835
                           1998         29,853    36,211
                           1999         31,406    44,439
                           2000         31,139    47,638
                           2001         26,840    40,576

   Capital Growth Average Annualized Returns for the period ended 6/30/2001

                        1 Year     5 Year      10 Year
                       -16.82%      6.55%       10.38%

                    Morgan Keegan Select Capital Growth Fund
                            Schedule of Investments
                                 June 30, 2001

 Shares Description                                            Value

 EQUITY SECURITIES - 95.0%

        BEVERAGES - 4.9%
 33,000 Anheuser-Busch Cos.                              $ 1,359,600
 21,500 The Coca-Cola Company                                967,500

        CONSTRUCTION - 4.6%
 54,000 * The Shaw Group Inc.                              2,165,400

        DATA PROCESSING - 9.9%
 65,100 * Concord EFS, Inc.                                3,385,851
 20,000 Electronic Data Systems Corporation                1,250,000

        ENERGY / ENERGY RELATED - 12.3%
 18,442 Exxon Mobil Corporation                            1,610,909
 37,500 * Gulf Island Fabrication, Inc.                      540,000
 17,500 Mitchell Energy & Development Corp.                  809,375
 18,000 Noble Affiliates, Inc.                               636,300
 15,000 * Noble Drilling Corporation                         491,250
 45,000 * Patterson Energy, Inc.                             804,150
 18,000 Santa Fe International Corporation                   522,000
 50,000 * Superior Energy Services, Inc.                     395,000

        FINANCIAL SERVICES - 8.6%
 20,000 Bank of America Corporation                        1,200,600
 28,000 Coastal Bancorp, Inc.                                894,880
 24,471 Compass Bancshares, Inc.                             648,482
 25,000 First Federal Bancshares of Arkansas, Inc.           520,000
 30,000 SouthTrust Corporation                               780,000

        HEALTH CARE / PHARMACEUTICAL - 10.3%
 90,000 * Health Management Associates, Inc.               1,893,600
 14,000 Merck & Co., Inc.                                    894,740
 28,000 * Orthodontic Centers of America, Inc.               850,920
 37,000 * Renal Care Group, Inc.                           1,216,930

        INDUSTRIAL EQUIPMENT - 2.7%
 21,000 General Electric Company                           1,023,750
 20,000 * NS Group, Inc.                                     267,000

        NEWSPAPER / BROADCASTING - 2.1%
 15,000 Gannett Co., Inc.                                    988,500

        REAL ESTATE INVESTMENT TRUSTS - 1.2%
 35,000 RFS Hotel Investors, Inc.                            552,650

        RESTAURANT - 1.2%
 30,000 * O'Charley's, Inc.                                  581,400

                    Morgan Keegan Select Capital Growth Fund
                            Schedule of Investments
                                 June 30, 2001

 Shares Description                                                  Value

        RETAIL - 10.0%
 35,000 * AutoZone, Inc.                                       $ 1,312,500
 80,801 Dollar General Corporation                               1,575,620
 28,500 The Home Depot, Inc.                                     1,326,675
 10,000 * Wal-Mart Stores, Inc.                                    488,000

        TECHNOLOGY - 17.8%
 15,000 * AOL Time Warner Inc.                                     795,000
 62,000 * Cree, Inc.                                             1,620,990
 50,000 * Finisar Corporation                                      934,000
 40,000 * McDATA Corporation                                       702,000
 25,500 * Microsoft Corporation                                  1,861,500
 10,000 * Qlogic Corporation                                       644,500
 27,200 * SCI Systems Inc.                                         693,600
 35,000 Texas Instruments, Inc.                                  1,102,500

        TELECOMMUNICATIONS - 7.2%
 24,000 BellSouth Corporation                                      966,480
 35,000 * Charter Communications, Inc.                             817,250
 15,125 * Dycom Industries, Inc.                                   346,816
 17,783 MCI Group                                                  286,306
 24,000 SBC Communications Inc.                                    961,440

        TRANSPORTATION - 2.2%
 59,000 * EGL, Inc.                                              1,030,140
                                                               -----------
        TOTAL EQUITY SECURITIES (Cost $27,995,107)             $44,716,103

        * Non-Income Producing

 EURODOLLAR TIME DEPOSITS - 5.9%


        State Street Bank & Trust Company Eurodollar
        time deposits dated June 29, 2001, 2.75%,
        maturing at $2,790,639 on July 2, 2001                 $ 2,790,000
                                                               -----------

        Total investments (cost $30,785,107)           100.9%   47,506,103
        Other assets and liabilities, net                (.9%)    (425,417)
                                                       ------- -----------
        Net Assets                                     100.0%  $47,080,686
                                                       ======= ===========

                      Morgan Keegan Select Financial Fund
                              Portfolio Commentary
                                 June 30, 2001


The Morgan Keegan Select Financial Fund, established on August 28, 2000, is a diversified Financial Services portfolio with a mix of securities of small-, mid- and large-cap companies in the financial services industry. For the six-month period ending June 30, 2001, the Fund returned 5.89% and since inception, posted 13.20% greatly outperforming its benchmark KBW Bank Index+ returns of 2.07% and 3.43%, respectively.

The first half of 2001 continued the market trends that began last year--a sluggish economy despite a cooperative Federal Reserve and a continued decrease in interest rates. The Financial Services sector lived up to its historical role as a safe haven during these periods of slower economic growth by provid-ing a bright spot in an otherwise gloomy market place.

Small-cap bank stocks outperformed many of the large-cap stocks during the first half of 2001. Three of these are Main Street Banks (MSBK), S.Y. Bancorp
(SYI) and Sandy Springs Bancorp (SASR). The large-cap banks, including Bank of America (BAC) and Wells Fargo (WFC), felt some pressure this year with loan de-faults by large national companies. Mid-cap stocks, such as Southwest Bancorp, experienced the margin squeeze more than other groups.

We are extremely pleased with the Fund's performance thus far. The prospects for the Financial Services sector look very promising. A decreasing interest rate environment generally signals prosperity in this sector. After years of being overshadowed by Technology, Financial Services is exhibiting the relia-bility that has made it one of the top performing sectors over time. We will continue to look for solid Financial Services companies of all sizes and lo-cated in promising growth markets while relatively increasing smaller community banks. With the Fund's asset allocation and market improvement, we expect a continuation of our strong performance record.

PORTFOLIO MANAGER

                         ------------------------------------------------------

                            W. James Stokes

  ----------------------------------------------------------------------------

  + Refer to Index Descriptions on page 30.

                      Morgan Keegan Select Financial Fund
                              Portfolio Commentary
                                 June 30, 2001

PORTFOLIO PERFORMANCE (non-load adjusted)

                                                --------------------------------

                            Financial      Financial     Financial
                               Fund          Fund          Fund            KBW
                             A-Shares      C-Shares      I-Shares      Bank Index+
      Six months               5.89%         5.72%         6.17%          2.07%
      Inception (8/30/00)     13.20%        12.80%        13.60%          3.43%

  ----------------------------------------------------------------------------
  + Refer to Index Descriptions on page 30.

PORTFOLIO STATISTICS

                         ------------------------------------------------------

      Net Asset Value               $11.32*
      Net Assets                    $22.1 million
      Average Market
       Capitalization               $25.2 billion
      Median Market Capitalization  $ 7.7 billion
      Percent Invested               83.9%

  ----------------------------------------------------------------------------
     * "A" shares only.

LARGEST HOLDINGS

                      ---------------------------------------------------------

      Wells Fargo & Company (WFC)         5.3%
      Citigroup Inc. (C)                  5.0%
      First Union Corporation (FTU)       4.3%
      Bank of America Corporation (BAC)   4.2%
      National Commerce Financial
       Corporation (NFC)                  3.9%

  ----------------------------------------------------------------------------

SECTOR WEIGHTINGS

                       --------------------------------------------------------

      Large Capitalization Banks         42.7%
      Mid Capitalization Banks           19.1%
      Small Capitalization Banks         12.6%
      Specialty Financial Service
       Companies                          9.1%

  ----------------------------------------------------------------------------

                      Morgan Keegan Select Financial Fund
                              Portfolio Commentary
                                 June 30, 2001

PORTFOLIO PERFORMANCE (maximum load adjusted)

                                                     --------------------------

                          Financial   Financial
                             Fund        Fund
                          A-Shares*   C-Shares**
      Six months             .86%       4.66%
      Inception (8/30/00)   7.82%       11.67%

  ----------------------------------------------------------------------------

     *  "A" shares carry a maximum sales load of 4.75%.
     ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase. Performance shown above is CDSC adjusted.

Past performance is not indicative of future results.


                Growth of $10,000 Investment in Financial Fund

                                    [CHART]

                           Morgan Keegan    Morgan Keegan      Morgan Keegan
                         Select Financial  Select Financial   Select Financial
         KBW Bank Index    Fund, Class A    Fund, Class C      Fund, Class I
8/31/00      10,000            9,525            10,000             10,000
6/30/01      10,343           10,782            11,167             11,360

                      Morgan Keegan Select Financial Fund
                            Schedule of Investments
                                 June 30, 2001

 Shares Description                                            Value

 EQUITY SECURITIES - 83.9%

        BANKS - 76.0%
 15,500 Bank Of America Corporation                      $   930,465
 15,000 The Bank of New York Company, Inc.                   720,000
  8,000 BB&T Corporation                                     293,600
 15,000 Boston Private Financial Holdings, Inc.              336,000
 30,000 Cardinal Financial Corporation                       178,800
 20,800 Citigroup Inc.                                     1,099,072
 17,000 Community Financial Group, Inc.                      238,000
 15,000 Compass Bancshares, Inc.                             397,500
 24,000 Cullen/Frost Bankers, Inc.                           812,400
 13,500 Fifth Third Bancorp                                  810,675
 27,000 First Union Corporation                              943,380
 10,000 FleetBoston Financial Corporation                    394,500
 20,000 Hibernia Corporation                                 356,000
  8,800 J.P. Morgan Chase & Company                          392,480
 27,515 Main Street Banks, Inc.                              486,465
  8,000 MBNA Corporation                                     263,600
 15,000 Mellon Financial Corporation                         690,000
  8,000 Mercantile Bankshares Corporation                    313,040
  7,500 National City Corporation                            230,850
 35,000 National Commerce Financial Corp.                    852,950
  7,000 The PNC Financial Services Group, Inc.               460,530
  7,500 Regions Financial Corporation                        240,000
 27,400 Republic Bancshares, Inc.                            462,512
  5,052 Royal Bank of Canada                                 160,906
  3,500 Sandy Spring Bancorp, Inc.                           112,700
 12,000 Silicon Valley Bancshares                            264,000
 24,000 SouthTrust Corporation                               624,000
 12,000 * Southwest Bancorporation of Texas, Inc.            362,520
 13,000 State Street Corporation                             643,370
 12,000 Sterling Bancshares, Inc.                            230,160
  5,500 SunTrust Banks, Inc.                                 356,290
 14,700 S.Y. Bancorp, Inc.                                   499,800
 21,000 U.S. Bancorp                                         478,590
 25,000 Wells Fargo & Company                              1,160,750

        CREDIT SERVICES - 3.2%
 15,500 American Express Company                             601,400
 10,000 * CompuCredit Corporation                            110,500

        INSURANCE - 3.3%
  7,500 Jefferson-Pilot Corporation                          362,400
 11,000 UNUMProvident                                        353,320

        INVESTMENT ADVISOR - 1.4%
 13,000 W.P. Stewart & Co., Ltd.                             318,500
                                                         -----------
        TOTAL EQUITY SECURITIES (Cost $16,800,084)       $18,542,025

        *Non-Income Producing

                      Morgan Keegan Select Financial Fund
                            Schedule of Investments
                                 June 30, 2001

 Shares Description                                                  Value

 EURODOLLAR TIME DEPOSITS - 16.6%

        State Street Bank & Trust Company Eurodollar
        time deposits dated June 29, 2001, 2.75%,
        maturing at $3,665,840 on July 2, 2001.
                                                               $ 3,665,000
                                                               -----------

        Total investments (cost $20,465,084)           100.5%   22,207,025
        Other assets and liabilities, net                (.5%)    (109,245)
                                                       ------  -----------
        Net Assets                                     100.0%  $22,097,780
                                                       ======  ===========

                      Morgan Keegan Intermediate Bond Fund
                              Portfolio Commentary
                                 June 30, 2001

June 30, 2001 marked the end of the second full fiscal year for the Morgan Keegan Intermediate Bond Fund. This period saw a sharp dichotomy between stock and bond performance. The S&P 500 returned a -14.8% and the NASDAQ Composite, - 45.4%, while high-grade bonds and government securities posted returns of 12.3% and 10.3%, respectively. Clearly, these last 12 months demonstrated the posi-tive role fixed-income investments can play in the average investor's portfo-lio.

The macroeconomic conditions that produced this environment are still at work. Almost exactly one year ago, the Federal Reserve (Fed) had just finished rais-ing interest rates 175 basis points (1.75%) in a dramatic effort to slow the U.S. economy and halt inflationary pressures. It worked. The economy slowed dramatically, and most of the equity market has remained in negative territory since. Then, only six months later, fear of a full-blown recession moved the Fed to rapidly undo all of its previous work. In the subsequent six months, the Fed lowered interest rates 225 basis points (2.25%) and has indicated that fur-ther cuts may be necessary.

What has this meant for fixed-income investments? It has made them more attrac-tive than stocks, due to their income component and historically lower volatil-ity, and helped them turn in a great 12-month performance. The Fund was no ex-ception. Year-to-date, the Fund has returned 5.07% and for the full fiscal year, 13.16% for its Class A shares. This solid performance compares favorably to that of the Lehman Brothers Intermediate Aggregate Index+ which returned 3.95% and 11.20%, respectively, over the same time periods.

We believe the Fund's asset allocation will help it perform well, despite the likely interest rate volatility ahead. We remain committed to investing in sol-id, investment-grade securities that are trading below what we believe to be their intrinsic value. In addition, we will continue to focus on the intermedi-ate part of the curve (1 to 10-year maturities). With this strategy in place, we remain confident that 2002 can be another solid year of consistent dividends and relatively stable net asset value for the Fund.

PORTFOLIO MANAGER

                          -----------------------------------------------------

                       James C. Kelsoe, Jr., CFA

  ----------------------------------------------------------------------------
PORTFOLIO PERFORMANCE (non-load adjusted)

                                                --------------------------------

                                                                  Lehman
                        Intermediate Intermediate Intermediate   Brothers
                         Bond Fund    Bond Fund    Bond Fund   Intermediate
                          A-Shares     C-Shares     I-Shares    Aggregate+
     6 Months               5.07%        4.89%        5.10%        3.95%
     1 Year                13.16%       12.76%       13.43%       11.20%
     Inception
      (March 22, 1999)      8.46%        8.08%        8.73%        6.70%

  ----------------------------------------------------------------------------
  + Refer to Index Descriptions on page 30.

                      Morgan Keegan Intermediate Bond Fund
                              Portfolio Commentary
                                 June 30, 2001

PORTFOLIO STATISTICS

                          -----------------------------------------------------

      Net Asset Value at 6/30/00         $ 9.74*
      Net Asset Value at 6/30/01         $10.21*
      Average Yield to Maturity             8.8%
      Average Maturity                      9.3 years
      Average Coupon                        7.3%
      Average Duration                      4.9 years
      Average Credit Quality                  A+
      Number of Issues                       70
      2001 A Share Dividend              $ 0.78
      2001 C Share Dividend              $ 0.74
      2001 I Share Dividend              $ 0.80

  ---------------------------------------------------
     * "A" shares only.

LARGEST HOLDINGS

                       ------------------------------

      Green Tree Recreation Equip 1998-
       A A3H                                4.7%
      Small Business Loan 2000-1 M          3.8%
      TIERS-PXRE-PXT-2000-11                2.9%
      Merrill Lynch Mtge 1998-C1 A3         2.8%
      FMAC Loan Receivables 1998-BA A2      2.7%

  ---------------------------------------------------

ASSET ALLOCATION

                        -----------------------------

      Corporate Bonds                      28.8%
      Small Business Loans                 16.7%
      Cash                                 15.1%
      Home Equity Loans                    11.7%
      Commercial Mortgage Backed
       Securities                           8.3%
      Recreational Equipment Loans          6.8%
      Preferred Stocks                      3.5%
      Home Improvement Loans                3.1%
      Collateralized Mortgage
       Obligations                          2.8%
      Manufactured Housing Loans            2.0%
      Other                                 1.2%

  ----------------------------------------------------------------------------

                      Morgan Keegan Intermediate Bond Fund
                              Portfolio Commentary
                                 June 30, 2001

PORTFOLIO PERFORMANCE (maximum load adjusted)

                                                     --------------------------

                                      Intermediate                             Intermediate
                                       Bond Fund                               Bond Fund C-
                                       A-Shares*                                 Shares**
     6 months                             2.97%                                    3.84%
     1 year                              10.89%                                   11.63%
     Inception
      (March 22, 1999)                    7.50%                                    8.08%***

  ----------------------------------------------------------------------------
     * "A" shares carry a maximum sales load of 2%.
     ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase. Performance shown above is CDSC adjusted.
     *** Inception performance is greater than one year and therefore does not include the 1% CDSC.

Past performance is not indicative of future results.

            Growth of $10,000 Investment in Intermediate Bond Fund

                                   [CHART]

                            Morgan Keegan     Morgan Keegan     Morgan Keegan
        Lehman Brothers     Intermediate       Intermediate      Intermediate
         Intermediate        Bond Fund,         Bond Fund,        Bond Fund,
        Aggregate Index       Class A             Class C          Class I

3/22/99       10,000            9,800              10,000           10,000
6/30/99        9,966            9,806               9,996           10,013
6/30/00       10,422           10,422              10,588           10,671
6/30/01       11,588           11,793              11,939           12,104

                      Morgan Keegan Intermediate Bond Fund
                            Schedule of Investments
                                 June 30, 2001

                                                 S & P
 Principal                                      Rating                 Market
  Amount   Name                               (Unaudited)    Cost    Value (b)

 ASSET BACKED SECURITIES - INVESTMENT GRADE - 49.8%

           Airplanes - 0.3%
    97,345 United Airlines 2000-1 B,
           8.03% 7/1/11                          AA-      $   96,869 $   96,915

           Commercial Loans - 8.3%
   215,000 Asset Securitization1995-MD4 A4,
           7.384% 8/13/29                        BBB+        208,103    214,497
   750,000 Capital Lease Funding 1997-CTL1
           D, 6.162% 6/22/24 (a)                 BBB         520,948    514,552
   400,000 GMACC 1997-C2 B, 6.703% 12/15/07      AA          366,836    399,521
   750,000 LTC Commercial Mtge 1996-1 C,
           7.56% 4/15/28 (a)                     A           731,307    736,057
 1,000,000 Merrill Lynch Mtge 1998-C1 A3,
           6.72% 11/15/26                        AAA         942,914    940,430
                                                          ---------------------
                                                          $2,770,108 $2,805,057
                                                          ---------------------

           Equipment Leases - 0.2%
    62,951 ABFS Equipment Trust 1998-A A,
           6.1% 10/15/05 (a)                     AAA          60,139     62,322

           Home Equity Loans (High Loan-To-Value) - 5.9%
   399,709 Empire Funding 1998-1 M2,
           7.43% 6/25/2024                       A           372,474    399,813
   300,000 Empire Funding 1998-2 B1,
           9.03% 6/25/24                         BBB-        244,026    273,321
   265,894 First Plus Home Loan 1997-2 M2,
           7.59% 4/10/23                         A           256,628    264,554
   275,214 First Plus Home Loan 1997-3 B1,
           7.79% 11/10/23                        BBB         271,453    262,611
   436,657 First Plus Home Loan 1998-1 B1,
           7.63% 1/10/24 (a)                     BBB         386,449    425,076
   125,000 Master Fin Asset Trust 1998-1
           A6, 7.28% 4/20/29                     AAA         125,617    125,312
   247,677 PSB Lending 1997-3 M2,
           7.63% 2/20/24                         A           227,783    247,472
                                                          ---------------------
                                                          $1,884,430 $1,998,159
                                                          ---------------------

           Home Equity Loans (Non-High Loan-To-Value) -
            5.8%
   269,555 Amresco Residential 1997-2 M2F,
           7.665% 6/25/27                        A+          255,675    275,616
   300,000 Conseco 2000-F BF1,
           10.55% 9/15/20                        BBB         305,858    309,561
   100,000 EQCC Home Equity 1999-3 A5F,
           7.638% 8/25/30                        AAA          92,981    100,441
   500,000 Green Tree Home Loan 1999-A B1,
           8.97% 11/15/27                        BBB         482,932    501,900

                      Morgan Keegan Intermediate Bond Fund
                            Schedule of Investments
                                 June 30, 2001

                                                 S & P
 Principal                                      Rating                 Market
  Amount   Name                               (Unaudited)    Cost    Value (b)

   400,000 The Money Store 1997-I M2,
           7.535% 2/15/29                        A        $  394,806 $  406,464
   352,315 The Money Store 1998-I M2,
           7.495% 5/15/30                        A           328,129    359,776
                                                          ---------------------
                                                          $1,860,381 $1,953,758
                                                          ---------------------

           Home Improvement Loans - 3.1%
    44,015 Green Tree Home Improvement
           1998-E HEA4, 6.62% 7/15/27            AAA          41,425     40,871
   350,000 Green Tree Home Improvement
           1998-E HEM2, 7.27% 6/15/28            A+          329,064    354,713
   400,000 Green Tree Home Improvement
           1999-E M2, 9.45% 10/15/24             A           413,815    416,890
   253,639 Mego Mortgage 1997-3 CTFS, 8.01%
           8/25/23                               BBB         213,313    237,259
                                                          ---------------------
                                                          $  997,617 $1,049,733
                                                          ---------------------

           Legal Settlements - 0.5%
   172,484 Structured Settlements 1999-A A,
           7.25% 12/20/15 (a)                    A           161,373    173,184
           Manufactured Housing Loans - 2.0%
   340,000 BankAmerica Manufactured Housing
           1997-1 A9, 7.015% 1/10/28             AA          318,110    322,561
   200,000 Green Tree Fin. Corporation
           1997-4 B1, 7.23% 2/15/29              BBB+        191,793    195,134
   200,000 UCFC Manufactured Housing 1996-1
           M, 7.9% 1/15/28                       A           187,376    160,346
                                                          ---------------------
                                                          $  697,279 $  678,041
                                                          ---------------------

           Recreational Equipment - 6.8%
   750,000 Ace RV and Marine trust 2001-RV1
           C, 6.85% 9/20/21                      A           749,739    748,102
 1,571,734 Green Tree Recreational
           Equipment 1998-A A3H, 7.29%
           5/15/29                               A         1,581,555  1,575,255
                                                          ---------------------
                                                          $2,331,294 $2,323,357
                                                          ---------------------


           Small Business Loans - 16.7%
   499,969 ACLC Business Trust 1999-2,
           9.35% 1/15/21 (a)                     A           490,342    529,772
   959,833 FMAC Loan Receivables 1997-B A,
           6.85% 9/15/19 (a)                     AAA         917,793    915,652
           FMAC Loan Receivables 1997-C AX,
           2.285% 12/15/19 interest-only
           strips (a)                            AAA         567,780    469,906
   520,000 FMAC Loan Receivables 1998-A B,
           6.83% 9/15/20 (a)                     AA          455,225    420,524

                      Morgan Keegan Intermediate Bond Fund
                            Schedule of Investments
                                 June 30, 2001

                                              S & P
 Principal                                   Rating                  Market
  Amount   Name                            (Unaudited)    Cost      Value (b)

   653,420 FMAC Loan Receivables 1998-A
           A2, 6.5% 9/15/20 (a)                AAA     $   601,935 $   601,212
 1,000,000 FMAC Loan Receivables 1998-BA
           A2, 6.74% 11/15/20 (a)              AAA         918,432     925,343
   499,016 Small Business Investment
           Companies 2000-P10B 1,
           7.449% 8/1/10                       AAA         523,187     522,095
 1,292,556 Small Business Loan 2000-1 M,
           9.0% 8/15/26 (a)                    A-        1,284,914   1,282,862
                                                       -----------------------
                                                       $ 5,759,608 $ 5,667,366
                                                       -----------------------
           Student Loans - 0.2%
    74,128 Banc One Student Loan 1994-A
           A2, 4.388% 10/25/16                 AAA          69,980      73,361
                                                       -----------------------
 Total Asset Backed Securities - Investment Grade      $16,689,078 $16,881,253
                                                       -----------------------


 CORPORATE BONDS - INVESTMENT GRADE - 28.8%

           Airlines - 0.6%
   190,000 United Air Lines, 9.35% Bond
           4/7/16                              BBB         187,188     188,623

           Automobiles - 1.5%
   500,000 General Motors, 7.2% Bond
           1/15/11                             A           497,649     505,968
           Automobile Rental - 1.8%
   500,000 Hertz Corp, 7.625% Bond
           8/15/07                             A-          505,435     518,659
    75,000 Ryder System,9.875% Bond
           5/15/17                             BBB          79,383      79,295
                                                       -----------------------
                                                       $   584,818 $   597,954
                                                       -----------------------

           Financial - 6.6%
   450,000 CIT Capital Trust,
           7.7% Bond 2/15/27                   A-          389,758     409,347
   400,000 Ford Motor Credit,
           7.375% Bond 10/28/09                A           399,785     405,536
   250,000 Household Finance,
           8.0% Bond 7/15/10                   A           249,241     267,740
   200,000 Provident Companies Inc.,
           6.375% Bond 7/15/05                 A-          198,893     198,600
 1,000,000 Tiers 2000-11, 8.85% Bond
           2/15/27                             AAA       1,000,000     973,910
                                                       -----------------------
                                                       $ 2,237,677 $ 2,255,133
                                                       -----------------------


           Food - 0.7%
   300,000 Tyson Foods, 7.0% Bond 5/1/18       A-          262,516     237,030

           Home Furnishings - 1.2%
   400,000 Leggett & Platt, 7.65% Bond
           2/15/05                             A+          420,308     420,161

                      Morgan Keegan Intermediate Bond Fund
                            Schedule of Investments
                                 June 30, 2001

                                                 S & P
   Principal                                    Rating                 Market
    Amount     Name                           (Unaudited)    Cost    Value (b)

               Insurance - 2.5%
       100,000 Anthem Insurance,
               9.0% Bond 4/01/27 (a)             BBB+     $   82,561 $   92,721
       130,000 Anthem Insurance,
               9.125% Bond 4/01/10 (a)           BBB+        119,893    130,507
       400,000 Lumbermens Mutual Casualty,
               9.15% Bond 7/1/26                 BBB+        359,019    368,448
       270,000 TransAmerica Capital II,
               7.65% Bond 12/1/26 (a)            A           231,402    262,175
                                                          ---------------------
                                                          $  792,875 $  853,851
                                                          ---------------------

               Machinery - 1.1%
       400,000 Thermo Electron,
               7.625% Bond 10/30/08              BBB+        384,086    386,280

               Manufacturing - 1.5%
       500,000 PPG Industries, 6.75% Bond
               8/15/04                           A           514,622    506,460

               REITS - 1.5%
       600,000 Washington REIT,
               7.25% Bond 2/25/28                A-          500,410    504,281

               Retail - Auto Parts - 1.0%
       360,000 Autozone, 6.00% Bond
               11/01/03                          BBB+        353,329    345,271

               Paint - 1.2%
       400,000 Sherwin-Williams, 6.85% Bond
               2/1/07                            A           400,351    396,296

               Pharmaceuticals - 0.3%
       100,000 American Home Products,
               6.7% Bond 3/15/11 (a)             A            98,459    100,046
               Special Purpose Entity - 4.8%
       500,000 Deutsche Bank Capital
               Funding, 7.872% Bond
               12/29/49 (a)                      A+          500,000    512,550
       600,000 ERAC USA Finance,
               8.0% Bond 1/15/11 (a)             BBB+        599,291    613,433
       500,000 MMCAPS Funding,
               8.03% Bond 6/15/31 (a)            AAA         500,000    500,000
                                                          ---------------------
                                                          $1,599,291 $1,625,983
                                                          ---------------------

               Telecommunications - 2.5%
       250,000 Metronet Communications,
               Bond 6/15/08 (Zero coupon
               through 6/15/03, thereafter
               9.95%)                            BBB         211,041    211,188
       750,000 Nortel Networks,
               6.125% Bond 2/15/06               A           680,363    628,748
                                                          ---------------------
                                                          $  891,404 $  839,936
                                                          ---------------------
 Total Corporate Bonds - Investment Grade                 $9,724,983 $9,763,273
                                                          ---------------------

                      Morgan Keegan Intermediate Bond Fund
                            Schedule of Investments
                                 June 30, 2001

                                                S & P
 Principal                                     Rating                  Market
  Amount   Name                              (Unaudited)    Cost      Value (b)

 MORTGAGE BACKED SECURITIES - 2.8%

           Collateralized Mortgage Obligation
  260,866  PNC Mortgage 1998-2 3B1,
           6.75% 3/25/13                         AA      $   263,563 $   259,374
  378,406  Salomon Brothers Mortgage 1997-
           LB2 B1, 7.25% 4/25/27                 AA          377,471     373,623
  347,005  Structured Asset 1998-12 A6,
           8.579% 2/25/29                        AAA         311,088     322,642
                                                         -----------------------
 Total Mortgage Backed Securities                        $   952,122 $   955,639
                                                         -----------------------

 PREFERRED STOCKS - 3.5%

      500  Compass Loan Holdings (a)                         424,328     431,002
      750  First Realty L.L.C. (a)                           718,161     751,208
                                                         -----------------------
 Total Preferred Stocks                                  $ 1,142,489 $ 1,182,210
                                                         -----------------------

 EURODOLLAR TIME DEPOSITS - 15.1%

           State Street Bank & Trust Company
           Eurodollar time deposits dated June 29,
           2001, 3.0%, maturing at $5,121,387 on
           July 2, 2001                                    5,120,000   5,120,000
                                                         -----------------------
 Total Investment Securities                             $33,628,672 $33,902,375
                                                         =======================

(a) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "ac-credited investors." Pursuant to guidelines adopted by the Board of Direc-tors, these issues have been determined to be liquid by Morgan Asset Man-agement, Inc. (the investment advisor for the Fund).
(b) See Note 1 of accompanying Notes to Financial Statements regarding valua-tion of securities.

                         Morgan Keegan High Income Fund
                              Portfolio Commentary
                                 June 30, 2001

The period ending June 30, 2001 marked another fiscal year of solid returns, significant asset growth, and top rankings for the Morgan Keegan High Income Fund. The Fund outpaced the Lehman Brothers BB High Yield+ index by more than 8.0%, while growing assets more than 200%. Perhaps the highlight of the year was Lipper's selection of the Fund as the #1 performing fixed-income fund (out of 359 funds) for the year 2000.

This same period witnessed dramatic developments in the high-yield bond mar-kets, as interest rates plunged and default rates soared. Normally, lower in-terest rates are positive for bonds, even the high-yield sector. That was not the case, however, this last year. The strains of the economic slowdown took a severe toll on the lowest quality issues.

This underperformance is evidenced by the divergent performance between BB-rated bonds (the highest ranking of the junk-bond categories) and lower-rated CCC bonds. During the last year, CCC-rated bonds lost value, while BB-rated bonds gained. In other words, investors bought higher quality bonds and sold the most distressed issues in order to avoid the risk of default.

These market forces played directly to the strengths of the Fund. The Fund's focus on BB corporate bonds, and in particular its investment in asset-backed securities, helped produce good six-month and yearly performance. For the first six months of 2001, the Fund (Class A shares) returned 9.96% and for the fiscal year, 19.88%. This compares quite well to the Lehman Brothers BB High Yield In-dex which returned 8.27% and 11.68% over the respective periods.

Looking ahead, we remain aware of the troubles plaguing the high-yield debt market; our investing approach, however, will be the same as it has been: di-versify across multiple asset classes and concentrate on undervalued assets in the higher-rated "junk" bond categories. To date, this two-pronged strategy has produced an attractive yield, while decreasing credit risk. We believe this makes the Fund a unique approach to the high yield sector and that it can con-tinue to perform well in the future.

PORTFOLIO MANAGER

                         ------------------------------------------------------

                       James C. Kelsoe, Jr., CFA

  ----------------------------------------------------------------------------

  +  Refer to Index Description on page 30.

                         Morgan Keegan High Income Fund
                              Portfolio Commentary
                                 June 30, 2001


PORTFOLIO PERFORMANCE (non-load adjusted)

                                                --------------------------------

                            High        High        High         Lehman
                         Income Fund Income Fund Income Fund    Brothers
                          A-Shares    C-Shares    I-Shares   BB High Yield+
      6 Months               9.96%       9.69%      10.09%        8.27%
      1 Year                19.88%      19.30%      20.18%       11.68%
      Inception
       (March 22, 1999)     14.71%      14.14%      14.98%        5.89%

  ----------------------------------------------------------------------------

  + Refer to Index Descriptions on page 30.

PORTFOLIO STATISTICS

                          -----------------------------------------------------

      Net Asset Value at 6/30/00  $ 9.98*
      Net Asset Value at 6/30/01  $10.56*
      Average Yield to Maturity    15.6%
      Average Maturity              9.2 years
      Average Coupon                6.9%
      Average Duration              3.9 years
      Average Credit Quality        BB+
      Number of Issues              93
      2001 A Share Dividend        $1.30
      2001 C Share Dividend        $1.25
      2001 I Share Dividend        $1.32

  ----------------------------------------------------------------------------
     * "A" shares only.

LARGEST HOLDINGS

                       --------------------------------------------------------

      Blackrock Capital Finance 1997-C1 F  4.6%
      Impac Secured Asset 1998-1B1         2.6%
      Capital Lease Funding 1997-CTL1 D    2.6%
      Empire Funding 1998-2 B1             2.4%
      Keystone Owner Trust 1998-P2 B2      2.4%

  ----------------------------------------------------------------------------

ASSET ALLOCATION

                       --------------------------------------------------------

      Cash                                 15.3%
      Corporate Bonds                      15.0%
      Commercial Mortgage Backed
       Securities                          14.4%
      Home Equity Loans                    13.0%
      Other                                 7.7%
      Collateralized Mortgage Obligations   6.5%
      Equipment Lease Receivables           6.3%
      Home Improvement Loans                4.9%
      Franchise Loans                       4.5%
      Common Stock                          4.5%
      Convertible Bonds                     4.0%
      Preferred Stock                       3.9%

  ----------------------------------------------------------------------------

                         Morgan Keegan High Income Fund
                              Portfolio Commentary
                                 June 30, 2001

PORTFOLIO PERFORMANCE (maximum load adjusted)

                                                     --------------------------

                                           High                                      High
                                        Income Fund                               Income Fund
                                         A-Shares*                                C-Shares**
      6 months                             7.21%                                    8.59%
      1 year                              16.89%                                   18.10%
      Inception
       (March 22, 1999)                   13.45%                                   14.14%***

  ----------------------------------------------------------------------------
     * "A" shares carry a maximum sales load of 2.5%. Performances shown above are load adjusted.
     ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase. Performance shown above is CDSC adjusted.
     *** Inception performance is greater than one year and therefore does not include the 1% CDSC.

Past performance is not indicative of future results.


                                    [CHART]

        Lehman Brothers   Morgan Keegan    Morgan Keegan   Morgan Keegan
            BB High        High Income      High Income     High Income
          Yield Index     Fund, Class A    Fund, Class C   Fund, Class I

3/22/99    10,000             9,760           10,000          10,000
6/30/99     9,963            10,110           10,260          10,385
6/30/00    10,198            11,129           11,342          11,449
6/30/01    11,389            13,342           13,530          13,760

          Average Annual Total Returns for the period ended 6/30/2001
                              1 Year       Inception
          Class A Shares      16.89%         13.45%
          Class C Shares      18.10%         14.14%
          Class I Shares      20.18%         14.98%

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                                 June 30, 2001

                                                   S & P
 Principal                                        Rating                  Market
  Amount   Name                                 (Unaudited)    Cost      Value (b)

 ASSET BACKED SECURITIES - INVESTMENT GRADE - 17.5%

           Auto Dealerships - 2.4%
           Falcon Franchise Loan 1999-1,
           2.481% 6/5/18 interest-only strips
           (a)                                    AAA       $ 1,658,394 $ 1,604,225

           Collateralized Bond Obligation - 2.1%
 2,225,380 Northstar CBO LTD 1997-1 A2,
           6.32% 2/15/09 (a)                      BBB         1,323,291   1,401,989

           Commercial Loans - 2.6%
 2,500,000 Capital Lease Funding 1997-CTL1 D,
           6.162% 6/22/24 (a)                     BBB         1,740,572   1,715,175

           Home Equity Loans (High Loan-To-Value) - 4.8%
 1,116,679 Empire Funding 1998-1 B1,
           8.56% 6/25/24                          BBB           976,114   1,040,432
 1,788,750 Empire Funding 1998-2 B1,
           9.03% 6/25/24                          BBB-        1,455,572   1,629,677
   494,076 First Plus Home Loan 1997-4 B1,
           7.69% 9/11/23 (a)                      BBB           429,495     480,401
                                                            -----------------------
                                                            $ 2,861,181 $ 3,150,510
                                                            -----------------------

           Home Improvement Loans - 1.4%
 1,000,000 Mego Mortgage 1997-3 CTFS,
           8.01% 8/25/23                          BBB           835,071     935,420
           Manufactured Housing Loans - 2.0%
   125,000 Green Tree Fin. Corporation 1997-4
           B1, 7.23% 2/15/29                      BBB+          119,872     121,959
 1,500,000 Oakwood Mtge 1997-B B1,
           7.75% 8/15/27                          BBB         1,107,112   1,218,885
                                                            -----------------------
                                                            $ 1,226,984 $ 1,340,844
                                                            -----------------------

           Small Business Loans - 2.2%
           FMAC Loan Receivables 1997-C AX,
           2.285% 12/15/19 interest-only
           strips (a)                             AAA         1,703,341   1,409,717
                                                            -----------------------
 Total Asset Backed Securities - Investment
 Grade                                                      $11,348,834 $11,557,880
                                                            -----------------------


 ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 33.0%

           Auto Dealerships - 2.1%
 2,452,500 Falcon Franchise Loan 2000-1 E,
           6.5% 4/5/16 (a)                        BB-         1,402,311   1,380,120

           Collateralized Bond Obligation - 0.1%
   400,000 BEA CBO LTD 1998-1A B,
           7.56% 6/15/10 (a)                      BB+           145,404      84,000

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                                 June 30, 2001

                                               S & P
 Principal                                    Rating                  Market
  Amount   Name                             (Unaudited)    Cost      Value (b)

           Commercial Loans - 11.8%
 1,281,000 CS First Boston Mtge 1997-C1
           G, 7.5% 6/20/14 (a)                BB-       $   940,459 $   918,656
 2,000,000 CS First Boston Mtge 1998-C1
           F, 6.0% 5/17/40 (a)                BB          1,234,404   1,219,740
 2,030,000 JP Morgan Commercial Mortgage
           1997-SPC1 G, 6.5% 7/25/29 (a)      B+          1,396,133   1,399,441
 1,510,924 Morgan Stanley Capital I 1998-
           CF1 F, 7.35% 12/15/12 (a)          BB+         1,170,644   1,157,428
 3,210,000 Blackrock Capital Finance
           1997-C1 F, 8.278% 10/25/26         B           3,065,550   3,058,520
                                                        -----------------------
                                                        $ 7,807,190 $ 7,753,785
                                                        -----------------------

           Equipment Leases - 6.3%
 2,000,000 Lease Investment Flight Trust
           1A D2, 8.0% 7/15/31 (a)            BB          1,473,375   1,460,380
 1,000,000 Pegasus Aviation Lease 1999-1A
           D1, 5.878% 3/25/29 (a)             BB            553,926     582,820
 1,467,692 Pegasus Aviation Lease 2000-1
           D1, 8.42% 3/25/30 (a)              BB          1,051,879     995,257
 1,500,000 Pegasus Aviation Lease 2000-1A
           D1, 8.0% 5/10/31 (a)               BB          1,111,354   1,113,180
                                                        -----------------------
                                                        $ 4,190,534 $ 4,151,637
                                                        -----------------------
           Home Equity Loans (High Loan-To-Value) -
            8.2%
   500,000 Empire Funding 1997-4 B1,
           7.73% 1/25/24                      BB            435,540     455,490
   811,110 First Plus Home Loan 1997-4
           B2, 8.52% 9/11/23 (a)              BB            475,772     761,770
 1,309,969 First Plus Home Loan 1998-1
           B2, 8.02% 1/10/24 (a)              BB            791,304   1,135,245
 2,000,000 Impac Secured Assets 1998-1
           B1, 8.95% 7/25/25                  BB          1,389,826   1,721,380
 1,500,000 Master Fin Asset Trust 1998-2
           B2, 10.02% 9/20/24                 BB            957,766   1,330,485
                                                        -----------------------
                                                        $ 4,050,208 $ 5,404,370
                                                        -----------------------

           Home Improvement Loans - 3.5%
   758,000 Keystone Owner Trust 1997-P3
           B, 8.35% 12/25/24 (a)              BB            665,123     689,545
 2,000,000 Keystone Owner Trust 1998-P2
           B2, 8.5% 1/25/29 (a)               BB          1,539,111   1,600,080
                                                        -----------------------
                                                        $ 2,204,234 $ 2,289,625
                                                        -----------------------

           Recreational Equipment - 1.0%
   720,120 Green Tree Recreational
           Equipment 1997-B B, 6.88%
           7/15/28                            B-            539,796     677,136
                                                        -----------------------
 Total Asset Backed Securities - Non-Investment Grade   $20,339,677 $21,740,673
                                                        -----------------------

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                                 June 30, 2001

                                                   S & P
 Principal                                        Rating                  Market
  Amount   Name                                 (Unaudited)    Cost      Value (b)

 CORPORATE BONDS - INVESTMENT GRADE - 7.4%

           Finance - 1.4%
 1,000,000 Dana Credit,
           7.25% Bond 12/16/02 (a)                BBB       $   907,483 $   944,740

           Insurance - 3.8%
   650,000 Anthem Insurance,
           9.0% Bond 4/01/27 (a)                  BBB+          541,874     602,687
   500,000 Atlantic Mutual,
           8.15% Bond 2/15/28 (a)                 BBB           296,655     322,370
   500,000 Fairfax Financial Holdings,
           8.25% Bond 10/1/15                     BBB-          410,873     389,204
 1,250,000 Lumbermens Mutual Casualty,
           9.15% Bond 7/1/26                      BBB+        1,111,062   1,151,399
                                                            -----------------------
                                                            $ 2,360,464 $ 2,465,660
                                                            -----------------------

           REITS - 0.9%
   600,000 Health Care REIT,
           7.625% Bond 3/15/08                    BBB-          517,142     519,203
   100,000 Washington REIT,
           7.25% Bond 2/25/28                     A-             84,500      84,047
                                                            -----------------------
                                                            $   601,642 $   603,250
                                                            -----------------------

           Technology - 1.3%
   400,000 Analog Devices, 4.75% Bond 10/1/05     BBB           376,935     366,000
 1,000,000 Solectron, Zero Coupon Bond 5/8/20     BBB           492,866     496,850
                                                            -----------------------
                                                            $   869,801 $   862,850
                                                            -----------------------
 Total Corporate Bonds - Investment Grade                   $ 4,739,390 $ 4,876,500
                                                            -----------------------
 CORPORATE BONDS - NON-INVESTMENT GRADE - 11.6%

           Automobile/Equipment Rental - 0.7%
   500,000 United Rentals, 9.25% Bond 1/15/09     BB-           462,012     464,880

           Human Resource Management - 0.9%
   750,000 Interim Services, 4.5% Bond
           6/01/05                                BB+           557,970     597,188

           Insurance - 1.0%
 1,000,000 Vesta Insurance Group,
           8.75% Bond 7/15/25                     B             640,505     680,421

           Pharmacy Services - 0.7%
   500,000 Omnicare, 5.0% Bond 12/01/07           BB+           359,596     440,650

           Special Purpose Entity - 1.5%
 1,000,000 MMCAPS Funding, Zero Coupon
           Bond 6/15/31 (a)                       Non-rated   1,000,000     970,000

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                                 June 30, 2001

                                                   S & P
 Principal                                        Rating                  Market
  Amount   Name                                 (Unaudited)    Cost      Value (b)

           Technology - 4.2%
 1,500,000 Antec, 4.5% Bond 5/15/03               B         $ 1,230,000 $ 1,216,875
   500,000 Semtech, 4.5% Bond 2/1/07              CCC+          423,544     500,650
   800,000 Transwitch, 4.5% Bond 9/12/05          B             593,063     585,000
   700,000 Triquint Semicon, 4.0% Bond 3/1/07     CCC+          542,226     495,250
                                                            -----------------------
                                                            $ 2,788,833 $ 2,797,775
                                                            -----------------------

           Telecommunications - 1.5%
   390,000 AMSC Acquisition,
           12.25% Bond 4/01/08                    Non-rated     333,498      81,900
   500,000 Crown Castle, Bond 5/15/11
           (Zero coupon through 5/15/04,
           thereafter 10.375%)                    B             345,536     311,250
   300,000 Global Crossing, 9.625% Bond
           5/15/08                                BB            310,060     237,000
   500,000 Nextel Communications, Bond
           10/31/07 (Zero coupon through
           10/31/02, thereafter 9.75%)            B             411,643     333,125
                                                            -----------------------
                                                            $ 1,400,737 $   963,275
                                                            -----------------------
           Toys - 1.1%
 1,000,000 Hasbro, 6.6% Bond 7/15/28              BB            640,740     710,000
                                                            -----------------------
 Total Corporate Bonds - Non-Investment
 Grade                                                      $ 7,850,393 $ 7,624,189
                                                            -----------------------


 MORTGAGE BACKED SECURITIES - 6.5%

           Collateralized Mortgage Obligation
   174,034 Chase Mtge Fin Corp 1999-S7
           B5, 6.25% 6/25/14 (a)                  Non-rated      60,794      55,383
 2,984,567 Countrywide Home Loan 2000-5
           B5, 7.75% 10/25/30 (a)                 Non-rated     793,432     803,087
   229,485 GE Capital Mtge Services 1998-
           26 B5, 6.25% 2/25/14 (a)               Non-rated      78,504      74,571
   374,935 Hanover SPC-2, 6.25% 10/01/14
           (a)                                    BB            326,652     347,797
   627,607 Mellon Residential 1999-TBC1
           B6, 6.426% 1/25/29 (a)                 Non-rated     205,213     200,834
 1,357,808 Mellon Residential 1999-TBC2
           B6, 6.683% 7/25/29 (a)                 Non-rated     446,263     434,499
   616,802 Mellon Residential 1999-TBC3
           B6, 6.0% 10/20/29 (a)                  Non-rated     202,626     197,377
 1,122,306 Mellon Residential 2000-TBC1
           B6, 6.917% 3/25/30 (a)                 Non-rated     368,390     359,138
 1,820,781 Mellon Residential 2000-TBC2
           B6, 6.0% 6/15/30 (a)                   Non-rated     632,869     582,650
   606,088 Norwest Asset Corp 1999-5 B6,
           6.25% 3/25/14 (a)                      Non-rated     215,803     199,773
   410,878 Norwest Asset Corp 1999-15 B6,
           6.25% 6/25/14 (a)                      Non-rated     144,744     134,406

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                                 June 30, 2001

                                               S & P
 Principal                                    Rating                  Market
  Amount   Name                             (Unaudited)    Cost      Value (b)

  136,361  PNC Mtge 1999-1 2B5, 6.25%
           2/25/14 (a)                      Non-rated   $    88,280 $    91,562
  186,850  Residential Funding 2000-S8
           B3, 7.25% 6/25/15                Non-rated        59,761      58,131
  260,459  Wells Fargo Mortgage 2000-3
           B6, 7.25% 8/25/15 (a)            Non-rated        83,189      79,974
  760,922  CS First Boston Mtg.1998-1 B2,
           6.75% 9/25/28                    BB              600,086     629,450
                                                        -----------------------
 Total Mortgage Backed Securities                       $ 4,306,606 $ 4,248,632
                                                        -----------------------
 COMMON STOCKS - 4.5%
   10,000  Commercial Net Lease Realty,
           Inc.                                             114,447     142,500
    2,000  *Crown Castle International
           Corporation                                       66,175      45,120
    6,000  Entertainment Properties Trust                    86,700     109,500
    9,600  Eott Energy Partners, L.P.                       163,680     176,640
   15,000  *Healthsouth Corporation                          77,630     239,550
    8,000  Health Care REIT, Inc.                           137,985     190,000
    2,500  *Nasdaq-100 Trust                                192,047     114,250
    3,000  *Nextel Communications, Inc.                     151,969      52,500
   35,000  Permian Basin Royalty Trust                      230,450     208,250
    1,500  *QWest Communications
           International Inc.                                56,768      47,805
   12,000  RFS Hotel Investors, Inc.                        134,205     189,480
   10,000  Regency Centers Corporation                      242,500     254,000
   13,400  Sabine Royalty Trust                             312,134     282,740
    9,000  Star Gas Partners, L.P.                          146,992     187,650
    3,700  Storage USA, Inc.                                 99,812     133,200
    4,000  *United Rentals, Inc.                             64,175     103,800
   15,000  Vesta Insurance Group, Inc.                       73,713     164,250
   15,000  Worldcom, Inc. - MCI Group                       272,730     241,500
    9,000  *Global Crossing Ltd.                            163,139      77,760
                                                        -----------------------
 Total Common Stocks                                    $ 2,787,251 $ 2,960,495
                                                        -----------------------
* Non-Income Producing

 PREFERRED STOCKS - 3.9%
    5,500  Colonial Properties Trust                         94,050     135,080
    1,000  Compass Loan Holdings (a)                        862,916     862,004
    7,000  General Growth Properties,
           Inc.                                             151,357     179,550
   10,000  Health Care Property
           Investors, Inc.                                  168,100     245,500
    1,000  Seneca LTD (a)                                   992,500     970,000
    8,000  Sovran Self Storage, Inc.                        152,480     204,800
                                                        -----------------------
 Total Preferred Stocks                                 $ 2,421,403 $ 2,596,934
                                                        -----------------------

 INVESTMENT COMPANIES - 0.3%
   17,000  Pacholder High Yield Fund,
           Inc.                                         $   188,960 $   184,450

                         Morgan Keegan High Income Fund
                            Schedule of Investments
                                 June 30, 2001

                                                                      Market
     Name                                                  Cost      Value (b)

 EURODOLLAR TIME DEPOSITS - 15.3%
     State Street Bank & Trust Company Eurodollar
     time deposits dated June 29, 2001, 3.0%,
     maturing at $10,062,725 on July 2, 2001            $10,060,000 $10,060,000
                                                        -----------------------
 Total Investment Securities                            $64,042,514 $65,849,753
                                                        =======================

(a) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "ac-credited investors." Pursuant to guidelines adopted by the Board of Direc-tors, these issues have been determined to be liquid by Morgan Asset Man-agement, Inc. (the investment advisor for the Fund).
(b) See Note 1 of accompanying Notes to Financial Statements regarding valua-tion of securities.

                              Index Descriptions+


S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks de-signed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

KBW Bank Index is a capitalization-weighted index consisting of 24 exchange-listed and National Market System stocks, representing national money center banks and leading regional institutions. The Index is intended to reflect the evolving financial sector and was developed as of October 21, 1991.

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928.

Lehman Brothers Intermediate Aggregate covers the intermediate U.S. investment grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.

Lehman Brothers BB High Yield Index covers BB fixed rate, noninvestment grade debt. The Index was first introduced in January 1986 and historical data are available since January 1983. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market and small cap (between $250 million and $1 billion) stocks. The index was developed February 5, 1971.

                           (Intentionally left blank)

                           Morgan Keegan Select Fund
                      Statements of Assets and Liabilities
                                 June 30, 2001

See accompanying Notes to Financial Statements.

ASSETS:
 Investments, in securities as detailed in the accompanying schedules at market (cost $30,785,107, $20,465,084,
  $33,628,672 and $64,042,514 respectively)
 Cash on deposit with custodian
 Dividends and interest receivable
 Receivable for fund shares sold
 Receivable for securities sold
 Other assets
 Due from affiliates
 TOTAL ASSETS
LIABILITIES:
 Accrued expenses
 Due to affiliates
 Payable for fund shares redeemed
 Payable for securities purchased
 Distributions payable
 TOTAL LIABILITIES
 NET ASSETS
NET ASSETS consist of:
 Net unrealized appreciation of investments
 Paid-in capital
 Undistributed net investment income
 Accumulated net realized gain (loss) on investments
  NET ASSETS
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
 Class A shares
 Net Assets
 Shares outstanding
 Net Asset Value per share
 Class C shares
 Net Assets
 Shares outstanding
 Net Asset Value per share
 Class I shares
 Net Assets
 Shares outstanding
 Net Asset Value per share

                           Morgan Keegan Select Fund
                      Statements of Assets and Liabilities
                                 June 30, 2001

   Capital Growth    Financial   Intermediate   High Income
        Fund           Fund        Bond Fund       Fund
     $ 47,506,103   $ 22,207,025  $ 33,902,376  $ 65,849,753
            4,889          4,160           708         1,326
           23,093         29,835       382,476       801,675
                -              -       753,875       878,250
          732,366              -             -             -
           16,113              -             -             -
                -              -         6,576             -
    -------------  ------------- ------------- -------------
       48,282,564     22,241,020    35,046,011    67,531,004
           36,041         51,192         9,625         4,194
          185,564         81,654        44,893       133,476
          151,848         10,394             -         3,989
          828,425              -     2,865,253     4,462,566
                -              -       249,784       880,595
    -------------  ------------- ------------- -------------
        1,201,878        143,240     3,169,555     5,484,820
    -------------  ------------- ------------- -------------
     $ 47,080,686   $ 22,097,780  $ 31,876,456  $ 62,046,184
    =============  ============= ============= =============
       16,720,995      1,741,941       273,704     1,807,239
       30,085,747     20,247,761    31,482,728    60,376,153
                -         38,645             -             -
          273,944         69,433       120,024      (137,208)
    -------------  ------------- ------------- -------------
     $ 47,080,686   $ 22,097,780  $ 31,876,456  $ 62,046,184
    =============  ============= ============= =============
     $ 47,075,292   $ 18,412,183  $ 12,375,281  $ 28,873,999
        2,381,575      1,626,862     1,212,441     2,734,357
           $19.77         $11.32        $10.21        $10.56
            5,394      2,382,468     9,396,442    15,758,616
              273        211,321       920,292     1,492,302
           $19.76         $11.27        $10.21        $10.56
                -      1,303,129    10,104,733    17,413,569
                -        114,694       989,509     1,649,351
                -         $11.36        $10.21        $10.56

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                            Statement of Operations
                        For the year ended June 30, 2001

INVESTMENT INCOME:

 Interest
 Dividends

EXPENSES:

 Management fee
 Distribution fee
   Class A
   Class C
   Class I
 Legal fees
 Audit fees
 Accounting and transfer agent fees
 Custodian costs
 Registration fees
 Directors fees
 Other
 Less: Fee waiver and reimbursement from Advisor in excess of limitation

NET INVESTMENT INCOME (LOSS)

Realized and Unrealized Gains (Losses) on Investments:
 Change in unrealized appreciation (depreciation)
 Net realized gain (loss) on securities

Increase (decrease) in net assets resulting from operations

* For the period from inception (August 30, 2000) to June 30, 2001.

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                            Statement of Operations
                        For the year ended June 30, 2001

       Capital         Financial   Intermediate    High Income
     Growth Fund         Fund*       Bond Fund        Fund
  $        150,097    $    128,583    $1,555,297     $4,575,891
       343,949             209,882        60,267        303,953
    ---------------- ------------- -------------  -------------
       494,046             338,465     1,615,564      4,879,844
       583,324             116,402        72,808        254,104
       291,314              46,295        18,648         33,508
           2                15,923        37,794         80,775
           -                     -             -              -
        53,168              34,072        11,512         11,030
        15,700              10,000        11,250         11,250
        90,000              47,000        41,500         41,500
        18,041               9,389        12,769         12,869
        16,853              13,203         7,065          8,185
        12,000               4,000         5,250          5,250
        4,113                3,536         1,904          1,166
           -                     -       (45,310)       (16,045)
    ---------------- ------------- -------------  -------------
      1,084,515            299,820       175,190        443,592
      (590,469)             38,645     1,440,374      4,436,252
    (13,124,949)         1,741,941       397,918      1,879,901
      5,422,941             69,433       189,398       (123,083)
    ---------------- ------------- -------------  -------------
     $  (8,292,477)     $1,850,019    $2,027,690     $6,193,070
    ================ ============= =============  =============

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                       Statement of Changes in Net Assets
                   For the years ended June 30, 2001 and 2000

                                                 Capital Growth Fund
                                                 2001            2000
                                             -------------   -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)                  $   (590,469)    $  (612,374)
 Unrealized appreciation (depreciation), net    (13,124,949)     (5,367,219)
 Net realized gain (loss) from investment
  transactions                                    5,422,941       5,120,927
                                             -------------   -------------
 Increase (decrease) in net assets resulting
  from operations                                (8,292,477)       (858,666)
 Distributions to shareholders
 from net investment income:
 Class A                                                  -               -
 Class C                                                  -               -
 Class I                                                  -               -
 Distributions to shareholders in
 excess of net investment income:
 Class A                                                  -               -
 Class C                                                  -               -
 Class I                                                  -               -
 Distributions to shareholders from
 net realized gain on investments:
 Class A                                         (9,316,889)              -
 Class C                                                  -               -
 Class I                                                  -               -
                                             -------------   -------------
 Total distribution to shareholders              (9,316,889)              -
Capital share transactions
 Proceeds from shares sold:
 Class A                                          1,694,782       2,727,676
 Class C                                                  -               -
 Class I                                                  -               -
 Proceeds from sales of shares as
 a result of reinvested dividends:
 Class A                                          9,191,827               -
 Class C                                                  -               -
 Class I                                                  -               -
 Less shares redeemed:
 Class A                                        (15,583,495)    (28,375,873)
 Class C                                                  -               -
 Class I                                                  -               -
                                             -------------   -------------
 Net increase (decrease) in
  Net Assets from share transactions             (4,696,886)    (25,648,197)
                                             -------------   -------------
Total Increase (decrease) in Net Assets        (22,306,252)    (26,506,863)
NET ASSETS:
 Beginning of Period                             69,386,938      95,893,801
 End of Period                                $  47,080,686   $  69,386,938
                                             =============   =============

* For the period from inception (August 30, 2000) to June 30, 2001. See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                       Statement of Changes in Net Assets
                   For the years ended June 30, 2001 and 2000

FiancialnFund*       Intermediate Bond Fund             High Income Fund
   2001               2001            2000           2001           2000
---------------   ------------     -----------    -----------    -----------
  $   38,645       $ 1,440,374      $  724,724    $ 4,436,252    $ 1,537,483
   1,741,941           397,918         (24,222)     1,879,901        (32,400)
      69,433           189,398         (58,518)      (123,083)        21,211
-----------       ------------     -----------    -----------    -----------
   1,850,019         2,027,690         641,984      6,193,070      1,526,294

           -          (589,026)       (380,346)    (1,779,490)      (409,691)
           -          (477,667)       (234,062)    (1,339,604)      (622,930)
           -          (373,681)       (110,316)    (1,317,158)      (504,862)

           -                 -          (5,374)             -              -
           -                 -          (3,876)             -              -
           -                 -          (1,606)             -              -


           -                 -            (215)             -         (3,967)
           -                 -            (155)             -         (5,588)
           -                 -             (64)             -         (4,215)
-----------       ------------     -----------    -----------    -----------
           -        (1,440,374)       (736,014)    (4,436,252)    (1,551,253)


  19,360,729         8,494,316       3,422,705     22,604,643      4,416,832
   2,205,706         5,940,377       2,426,320      7,465,486      3,732,576
   1,388,836         8,465,778         679,114     10,560,786      4,841,732


           -           458,786         351,487        841,847        256,966
           -           350,041         193,697        836,717        505,567
           -           262,775         107,585        722,492        400,410

  (2,429,634)       (2,947,825)       (778,563)      (773,920)      (174,167)
     (52,452)       (1,502,038)       (182,833)      (918,372)      (477,876)
    (225,424)         (558,939)        (20,000)      (288,115)      (264,352)
-----------       ------------     -----------    -----------    -----------

  20,247,761        18,963,271       6,199,512     41,051,564     13,237,688
-----------       ------------     -----------    -----------    -----------
  22,097,780        19,550,587       6,105,482     42,808,382     13,212,729

           -        12,325,869       6,220,387     19,237,802      6,025,073
 $22,097,780      $ 31,876,456     $12,325,869    $62,046,184    $19,237,802
  ===========     ============     ===========    ===========    ===========

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                         Notes to Financial Statements
                                 June 30, 2001


Note 1: Summary of Significant Accounting Policies

Morgan Keegan Select Fund, Inc., an open-end management investment company, of-fers the following fund choices: Morgan Keegan Select Capital Growth Fund, Mor-gan Keegan Select Financial Fund, Morgan Keegan Intermediate Bond Fund and Mor-gan Keegan High Income Fund (the "Funds"). The investment objectives of the Funds are as follows:

  . The Morgan Keegan Select Capital Growth Fund seeks capital appreciation. The Morgan Keegan Select Capital Growth Fund invests at least 65% of its assets in equity securities.

  . The Morgan Keegan Select Financial Fund seeks long-term capital appreci-ation. The Morgan Keegan Select Financial Fund invests its assets pri-marily in small-, mid- and large-cap companies in the financial services industry.

  . The Morgan Keegan Intermediate Bond Fund seeks a high level of income by investing in intermediate maturity, investment grade bonds. The Fund seeks capital growth as a secondary objective, when consistent with the Fund's primary objective. The Morgan Keegan Intermediate Bond Fund in-vests at least 65% of total assets in investment-grade, intermediate-term maturity bonds with average effective maturities between 1 and 10 years.

  . The Morgan Keegan High Income Fund seeks a high level of income by in-vesting in below investment-grade bonds (commonly referred to as "junk bonds"). The Fund seeks capital growth as a secondary objective. The Morgan Keegan High Income Fund invests a majority of its total assets in below investment grade bonds that Morgan Asset Management, Inc. believes offer attractive yield and capital appreciation potential.

Capitalization for each fund was provided by Morgan Asset Management as fol-lows:

                           Capital Growth   Financial   Intermediate   High Income
   Organization date       April 15, 1986 Aug. 14, 2000 Jan. 13, 1999 Jan. 13, 1999
   Initial Capitalization
    Date                    Aug. 18, 1986 Aug. 28, 2000 Mar. 22, 1999 Mar. 22, 1999
   Amount of initial
    Capitalization               $100,000           --        $50,000       $50,000
   Shares issued at
    Capitalization                 10,000           --          5,000         5,000
   Shares authorized          300,000,000   300,000,000   300,000,000   300,000,000
   Public offering date     Sep. 22, 1986 Aug. 28, 2000 Mar. 22, 1999 Mar. 22, 1999

                           Morgan Keegan Select Fund
                         Notes to Financial Statements
                                 June 30, 2001


SIGNIFICANT ACCOUNTING POLICIES

Security Valuation:
Investments in securities traded on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The Intermediate Bond Fund and the High Income Fund normally obtain market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. The Intermediate Bond Fund and the High Income Fund obtained 55% and 74%, respectively, of their securities' market values from the internal matrix system at year end. Debt securities with remaining maturities of 60 days or less are valued at amortized cost or original cost plus accrued interest, both of which approximate market. When the Funds believe that a market quote does not reflect a security's true value, the Funds may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors.

Federal Income Taxes:
The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substan-tially all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Other Policies:
The Fund follows industry practice and records security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis.

Income distributions and capital gain distributions are determined in accor-dance with income tax regulations which may differ from generally accepted ac-counting principles. These differences are primarily due to differing treat-ments for post-October 31 losses and wash sale transactions.

On the statement of assets and liabilities, as a result of permanent book to tax differences, undistributed net investment income has been increased $590,469 for the Select Capital Growth Fund and $17,399 for the High Income Fund, resulting in a reclassification to paid-in capital and accumulated net realized gains.

Use of Estimates:
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

                           Morgan Keegan Select Fund
                         Notes to Financial Statements
                                 June 30, 2001


Note 2: Multiple Class Structure and Plan of Distribution

A multiple class structure has been adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, on behalf of each Fund. Each Fund offers three share classes: Class A, Class C and Class I. Class A shares are sold with an initial sales charge. Class C shares are sold without an initial sales charge and are subject to a contingent deferred sales charge within the first year of purchase. Class I shares are sold without sales charges of any kind and are available only to certain retirement accounts and other special programs. The Class A and Class C shares of each Fund have distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Note 3: Payment to Related Parties

Morgan Asset Management, Inc. (the "Advisor") is the investment advisor for each Fund. Morgan Keegan and Company, Inc. acts as a distributor of each Funds' shares under a plan of distribution pursuant to Rule 12b-1. Investment advisory and management fees and 12b-1 distribution fees are based on a percentage of each Fund's average daily net asset value. The following chart represents sales charges and fees:

                           Class A Class C Class I
Capital Growth Fund        ------- ------- -------
 Initial Sales Charge:      3.50%   0.00%   0.00%
 Deferred Sales Charge:     0.00%   1.00%   0.00%
 Investment Advisory Fee:   1.00%   1.00%   1.00%
 12b-1 Fees:                0.50%   1.00%   0.00%

                           Class A Class C Class I
Financial Fund             ------- ------- -------
 Initial Sales Charge:      4.75%   0.00%   0.00%
 Deferred Sales Charge:     0.00%   1.00%   0.00%
 Investment Advisory Fee:   1.00%   1.00%   1.00%
 12b-1 Fees:                0.50%   1.00%   0.00%

                           Class A Class C Class I
Intermediate Bond Fund     ------- ------- -------
 Initial Sales Charge:      2.00%   0.00%   0.00%
 Deferred Sales Charge:     0.00%   1.00%   0.00%
 Investment Advisory Fee:   0.40%   0.40%   0.40%
 12b-1 Fees:                0.25%   0.60%   0.00%

                           Class A Class C Class I
High Income Fund           ------- ------- -------
 Initial Sales Charge:      2.50%   0.00%   0.00%
 Deferred Sales Charge:     0.00%   1.00%   0.00%
 Investment Advisory Fee:   0.75%   0.75%   0.75%
 12b-1 Fees:                0.25%   0.75%   0.00%

                           Morgan Keegan Select Fund
                         Notes to Financial Statements
                                 June 30, 2001


Morgan Keegan and Company, Inc. also provides accounting services and transfer agent services for each Fund. The Advisor has agreed to waive its fee and to reimburse each of the following Funds for the next twelve months of operations to the extent its annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceed a specific level, as set forth below:

                         Class A Class C Class I
                         ------- ------- -------
 Capital Growth Fund      2.00%   2.50%   1.50%
 Intermediate Bond Fund   0.90%   1.25%   0.65%
 High Income Fund         1.25%   1.75%   1.00%

Note 4: Investment Securities

Information related to investment securities (excluding short-term investments) by portfolio is as follows:

                              Capital Growth    Financial   Intermediate  High Income
                                   Fund           Fund       Bond Fund       Fund
 Cost of purchases              $15,954,034    $19,174,040  $27,289,687   $48,909,637
 Proceeds from sales             32,760,320      2,443,388   10,790,373    12,475,073
                                -----------    -----------  -----------   -----------
 Securities with appreciation    17,881,699      2,311,845      624,902     3,516,267
 Securities with depreciation    (1,160,703)      (569,904)    (351,198)   (1,709,028)
                                -----------    -----------  -----------   -----------
 Unrealized appreciation        $16,720,996     $1,741,941     $273,704    $1,807,239
                                ===========    ===========  ===========   ===========

The tax basis of the Funds' securities is as follows:

Capital Growth Fund     $30,854,087
Financial Fund          $20,465,084
Intermediate Bond Fund  $33,628,672
High Income Fund        $64,042,514

Shareholder Information (unaudited): for the fiscal year ended June 30, 2001, each Fund is designating the following items with regard to distributions paid during the year as follows:

                             (A)*           (B)*
                          Long Term       Ordinary
                         Capital Gain      Income       Tax        Total        (C)**
                        Distributions   Distributions  Exempt  Distributions Qualifying
          Fund           (Tax Basis)     (Tax Basis)  Interest  (Tax Basis)  Dividend(1)
 Capital Growth Fund         100%             0%         0%        100%            0%
 Financial Fund                0%             0%         0%          0%            0%
 Intermediate Bond Fund        0%           100%         0%        100%         3.79%
 High Income Fund              0%           100%         0%        100%         6.56%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* Items (A) and (B) are based on the percentage of each fund's total distri-bution.
** Item (C) is based on the percentage of ordinary income distributions of each fund.

                           Morgan Keegan Select Fund
                         Notes to Financial Statements
                                 June 30, 2001


Note 5: Shareholder Voting Results

At a shareholder meeting held on June 25, 2001, the shareholders of the Morgan Keegan Funds voted to approve new investment advisory agreements between each Fund and Morgan Asset Management, Inc. The shareholders of the Financial Fund voted to approve a new sub-advisory agreement between the Fund and T.S.J. Advi-sory Group, Inc. The results of the voting were as follows:

Proposal No. 1: Approval of New Investment Advisory Agreements

                              Capital Growth Fund

                                        % of Shares
         Shares Voted % of Shares Voted Outstanding
For       1,251,264         99.00%         50.64%
Against       5,089          0.40%          0.21%
Abstain       7,593          0.60%          0.31%

                                 Financial Fund

                                        % of Shares
         Shares Voted % of Shares Voted Outstanding
For       1,004,432         97.54%         51.32%
Against      11,097          1.08%          0.56%
Abstain      14,222          1.38%          0.73%

                             Intermediate Bond Fund

                                        % of Shares
         Shares Voted % of Shares Voted Outstanding
For       1,271,410         98.83%         51.86%
Against          --          0.00%          0.00%
Abstain      15,078          1.17%          0.62%

                                High Income Fund

                                        % of Shares
         Shares Voted % of Shares Voted Outstanding
For       2,493,946         99.47%         54.34%
Against          --          0.00%          0.00%
Abstain      13,199          0.53%          0.29%

Proposal No. 2: Approval of a New Sub-Advisory Agreement (Financial Fund only)

                                        % of Shares
         Shares Voted % of Shares Voted Outstanding
For       1,002,993         97.40%         51.25%
Against      17,489          1.70%          0.89%
Abstain       9,269          0.90%          0.47%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           Morgan Keegan Select Fund
                              Financial Highlights
                                 June 30, 2001

                               Net                     Net
                              Asset                  Gains on              Dividends
                              Value        Net      Securities  Total From  from Net
                            Beginning   Investment Realized and Investment Investment
                            of Period     Income    Unrealized  Operations   Income
 Select Capital Growth
  Fund
 Year ended June 30, 2001
  Class A                    $26.87       ($0.13)     ($3.05)     ($3.18)        -
  Class C                     19.77(c)         -       (0.01)      (0.01)        -
  Class I                         -            -           -           -         -
 Year ended June 30, 2000     27.10        (0.20)      (0.03)      (0.23)        -
 Year ended June 30, 1999     26.56        (0.17)       1.46        1.29         -
 Year ended June 30, 1998     21.64        (0.16)       5.57        5.41         -
 Year ended June 30, 1997     18.06        (0.11)       4.64        4.53         -
 Select Financial Fund
 Period ended June 30,
  2001*
  Class A                     10.00         0.04        1.28        1.32         -
  Class C                     10.00        (0.03)       1.30        1.27         -
  Class I                     10.00         0.06        1.30        1.36         -
 Intermediate Bond Fund
 Year ended June 30, 2001
  Class A                      9.74         0.78        0.47        1.25     (0.78)
  Class C                      9.74         0.74        0.47        1.21     (0.74)
  Class I                      9.74         0.80        0.47        1.27     (0.80)
 Year ended June 30, 2000
  Class A                      9.85         0.68       (0.11)       0.57     (0.68)
  Class C                      9.85         0.67       (0.11)       0.56     (0.67)
  Class I                      9.85         0.72       (0.11)       0.61     (0.72)
 Period ended June 30,
  1999**
  Class A                     10.00         0.16       (0.15)       0.01     (0.16)
  Class C                     10.00         0.15       (0.15)       0.00     (0.15)
  Class I                     10.00         0.16       (0.15)       0.01     (0.16)
 High Income Fund
 Year ended June 30, 2001
  Class A                      9.98         1.30        0.58        1.88     (1.30)
  Class C                      9.98         1.25        0.58        1.83     (1.25)
  Class I                      9.98         1.32        0.58        1.90     (1.32)
 Year ended June 30, 2000
  Class A                     10.17         1.29       (0.19)       1.10     (1.29)
  Class C                     10.18         1.12       (0.20)       0.92     (1.12)
  Class I                     10.18         1.31       (0.20)       1.11     (1.31)
 Period ended June 30,
  1999**
  Class A                     10.00         0.20        0.17        0.37     (0.20)
  Class C                     10.00         0.18        0.18        0.36     (0.18)
  Class I                     10.00         0.20        0.18        0.38     (0.20)

See footnotes on page 46.
See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                              Financial Highlights
                                 June 30, 2001

                                        Net                         Ratio of    Ratio of
Distributions                          Asset                        Expenses   Net Income
    from                               Value           Net Assets  to Average  to Average Portfolio
   Capital     Return of     Total     End of Total      End of       Net         Net     Turnover
    Gains       Capital  Distributions Period Return     Period     Assets/\    Assets/\    Rate


    (3.92)           -      ($3.92)    $19.77 (13.81%) $47,075,292    1.97%      (1.07%)      29%
        -            -           -      19.76      -         5,394    1.97%      (1.07%)      29%
        -            -           -          -      -             -       -            -        -
        -            -           -      26.87  (0.85%)  69,386,938    1.76%      (0.74%)      20%
    (0.72)       (0.03)      (0.75)     27.10   5.20%   95,893,801    1.74%      (0.68%)      15%
    (0.49)           -       (0.49)     26.56  25.32%   88,207,007    1.79%      (0.66%)      28%
    (0.87)       (0.08)      (0.95)     21.64  26.32%   53,925,763    1.99%      (0.56%)      30%


        -            -           -      11.32  13.20%   18,412,183    2.10%       0.34%       23%
        -            -           -      11.27  12.80%    2,382,468    2.52%      (0.26%)      23%
        -            -           -      11.36  13.60%    1,303,129    1.68%       0.59%       23%


        -            -       (0.78)     10.21  13.16%   12,375,281    0.89%(a)    7.73%       60%
        -            -       (0.74)     10.21  12.76%    9,396,442    1.23%(a)    7.54%       60%
        -            -       (0.80)     10.21  13.43%   10,104,733    0.63%(a)    7.90%       60%
        -            -       (0.68)      9.74   6.17%    6,101,095    0.90%(a)    6.95%       30%
        -            -       (0.67)      9.74   5.81%    4,401,369    1.25%(a)    6.71%       30%
        -            -       (0.72)      9.74   6.46%    1,823,405    0.65%(a)    7.30%       30%
        -            -       (0.16)      9.85   0.06%    3,164,863    0.90%(a)    6.48%        7%
        -            -       (0.15)      9.85  (0.04%)   1,986,591    1.25%(a)    6.22%        7%
        -            -       (0.16)      9.85   0.13%    1,068,933    0.65%(a)    6.82%        7%


        -            -       (1.30)     10.56  19.88%   28,873,999    1.19%(b)   12.86%       38%
        -            -       (1.25)     10.56  19.30%   15,758,616    1.69%(b)   12.36%       38%
        -            -       (1.32)     10.56  20.18%   17,413,569    0.95%(b)   13.18%       38%

        -            -       (1.29)      9.98   9.98%    5,542,495    1.25%(b)   10.89%       12%
        -            -       (1.12)      9.98   9.33%    7,806,453    1.75%(b)   10.68%       12%
        -            -       (1.31)      9.98  10.14%    5,888,854    1.00%(b)   11.27%       12%

        -            -       (0.20)     10.17   3.69%    1,028,584    1.25%(b)    8.74%        0%
        -            -       (0.18)     10.18   3.64%    4,064,710    1.75%(b)    8.65%        0%
        -            -       (0.20)     10.18   3.85%      931,780    1.00%(b)    9.40%        0%

See accompanying Notes to Financial Statements.

                           Morgan Keegan Select Fund
                              Financial Highlights
                                 June 30, 2001

(a) 1.12%, 1.47% and 0.88% before excess reimbursement and fee waiver from Ad-visor for classes A, C and I, respectively, for the year ended June 30, 2001, 1.51%, 1.85% and 1.26% before excess reimbursement and fee waiver from Advisor for classes A, C and I,respectively, for the year ended June 30, 2000 and 3.41%, 3.82% and 3.13% before excess reimbursement and fee waiver from Advisor for classes A, C and I, respectively, for the period ended June 30, 1999.
(b) 1.24%, 1.74% and 1.00% before excess reimbursement and fee waiver from Ad-visor for classes A, C and I, respectively, for the year ended June 30, 2001, 1.61%, 2.11% and 1.37% before excess reimbursement and fee waiver from Advisor for classes A, C and I, respectively, for the year ended June 30, 2000 and 4.39%, 4.86% and 4.02% before excess reimbursement and fee waiver from Advisor for classes A, C and I, respectively, for the period ended June 30, 1999.
(c) Net asset value as of date of initial issuance, June 17, 2001.
 *  For the period from inception (August 30, 2000) to June 30, 2001.
**  For the period from inception (March 22, 1999) to June 30, 1999.
/\   Ratio annualized for periods less than one year.
See accompanying Notes to Financial Statements.

               Report of Independent Certified Public Accountants

To The Shareholders and Board of Directors of Morgan Keegan Select Fund, Inc.

We have audited the accompanying statements of assets and liabilities including the schedules of investments of Morgan Keegan Select Capital Growth Fund, Mor-gan Keegan Select Financial Fund, Morgan Keegan Intermediate Bond Fund, Morgan Keegan High Income Fund (funds within Morgan Keegan Select Fund, Inc.) as of June 30, 2001, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented. These finan-cial statements and financial highlights are the responsibility of fund manage-ment. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally ac-cepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the finan-cial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evalu-ating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mor-gan Keegan Select Capital Growth Fund, Morgan Keegan Select Financial Fund, Morgan Keegan Intermediate Bond Fund and Morgan Keegan High Income Fund as of June 30, 2001, the results of their operations, changes in their net assets and financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

                                                KPMG LLP

Memphis, Tennessee
July 27, 2001

                           Morgan Keegan Select Fund
                        Board of Directors and Officers


BOARD OF DIRECTORS                   ------------------------------------------


     Allen B. Morgan, Jr.
     President and Director

     William Jefferies Mann
     Director

     James Stillman R. McFadden
     Director

     James D. Witherington, Jr.
     Director

  ----------------------------------------------------------------------------

OFFICERS        ---------------------------------------------------------------


     Charles D. Maxwell
     Assistant Treasurer/Secretary

     Joseph C. Weller
     Vice President and Treasurer

  ----------------------------------------------------------------------------

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concern-ing their objectives and policies, management fees, expenses and other informa-tion.

             -----------------------------------------------------

                                 Our Locations


Morgan Keegan provides personalized investment services through 135 offices in 14 states. Please access our Web site to locate the Morgan Keegan branch nearest you or contact us at 1-800-366-7426.

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             -----------------------------------------------------

                                  Morgan Keegan
                          Morgan Keegan & Company, Inc.
                     Members New York Stock Exchange, SIPC
                              www.morgankeegan.com